DEPOSITS, PREPAYMENTS AND OTHER RECEIVABLES AND DEFERRED OFFERING COST	6 Months Ended
Sep. 30, 2023
Receivables [Abstract]
DEPOSITS, PREPAYMENTS AND OTHER RECEIVABLES AND DEFERRED OFFERING COST

NOTE – 7 DEPOSITS, PREPAYMENTS AND OTHER RECEIVABLES AND DEFERRED OFFERING COST

	As of
	March 31, 2023	September 30, 2023	September 30, 2023
	HKD	HKD	USD
	(Audited)
Prepayments for operation	$375,952	$68,122	$8,734
Deferred offering cost	1,986,279	2,320,579	297,510

Total:	$2,362,231	$2,388,701	$306,244

Deferred offering costs, which consist of legal and other expenses incurred through the balance sheet date that are directly related to the proposed public offering, are capitalized, and will be charged against the gross proceeds of the offering and recorded as reduction of shareholders’ equity upon the completion of the proposed offering.

ROMA GREEN FINANCE LIMITED AND SUBSIDIARIES

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2022 AND 2023